Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Entity Registrant Name	Nextdoor Holdings, Inc.
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 (this “Post-Effective Amendment No. 1”) to the Registration Statement on Form S-1 (File No. 333-261252) (the “Registration Statement”), as originally declared effective by the SEC on December 1, 2021, is being filed to include information contained in the registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021, which was filed with the SEC on March 15, 2022, and to update certain other information in the Registration Statement. The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement on November 22, 2021.
Entity Central Index Key	0001846069
Document Type	POS AM
Document Period End Date	Dec. 31, 2021
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false